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             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

                  SUPPLEMENT TO PROSPECTUSES DATED MAY 1, 1999

                         VEL ACCOUNT (VEL 87 AND VEL 91)

                         VEL II ACCOUNT VEL III ACCOUNT

              GROUP VEL ACCOUNT (GROUP VARI-EXCEPTIONAL LIFE PLUS)

                   INHEIRITAGE ACCOUNT (VARIABLE INHEIRITAGE)

                                      * * *

Effective September 1, 1999, the following information relating to the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Under the SUMMARY - CHARGES OF THE UNDERLYING FUNDS, the table and footnotes are amended as follows:

                                                      MANAGEMENT FEE        OTHER EXPENSES      TOTAL FUND EXPENSES
                                                     (AFTER VOLUNTARY     (AFTER APPLICABLE       (AFTER WAIVERS/
  UNDERLYING FUND                                        WAIVERS)          REIMBURSEMENTS)        REIMBURSEMENTS)
  ---------------                                    ----------------     -----------------     -----------------
  Select Aggressive Growth Fund...................        0.82%***                 0.07%            0.89%(1)(2)***
  Select Capital Appreciation Fund................        0.94%***                 0.10%            1.04%(1)(2)***

*** Effective September 1, 1999, the management fee rates for the Select Aggressive Growth Fund and Select Capital Appreciation Fund were revised. The Management Fee and Total Fund Expenses shown in the table above have been adjusted to assume that the revised rates took effect on January 1, 1998.

Under footnote (2), the percentage for the Select Aggressive Growth Fund is changed to 0.86%.

Under INVESTMENT ADVISORY SERVICES - the management fee schedule for the Select Aggressive Growth Fund and Select Capital Appreciation Fund is amended as follows:

Select Aggressive Growth Fund              First $100 Million         1.00%
                                           Next $150 Million          0.90%
                                           Next $250 Million          0.80%
                                           Next $500 Million          0.70%
                                           Over $1 Billion            0.65%

Select Capital Appreciation Fund           First $100 Million         1.00%
                                           Next $150 Million          0.90%
                                           Next $250 Million          0.80%
                                           Next $500 Million          0.70%
                                           Over $1 Billion            0.65%

                                      * * *


                                              SUPPLEMENT DATED SEPTEMBER 1, 1999